Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 147,153	$ 131,123	$ 1,417,388	$ 326,635
Short-term and long-term deposits and restricted cash	33,554	49,938
Other current assets	39,678	40,788
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	147,153	131,123
Short-term and long-term deposits and restricted cash	110,904	98,578
Trade receivables and other assets	332,931	325,008
Short-term and long-term derivative instruments	2,293	726
Maximum exposure to credit risk	$ 593,281	$ 555,435